Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (35,811)	$ (22,665)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	111	53
Accretion of discount and amortization of premium on investments, net	(473)	(37)
Stock-based compensation	4,595	5,334
Loss (gain) on disposal of assets	(3)	1
Gain on change in fair value of warrant liability	0	(638)
Gain on change in fair value of earn-out liability	(6)	(12,124)
Other expense related to the equity purchase agreement	29	1,161
Non-cash interest expense	323	339
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	587	1,575
Other non-current assets	192	192
Accounts payable	855	958
Accrued expenses	52	(52)
Operating lease right-of-use assets and liabilities, net	(1)	4
Net cash used in operating activities	(29,550)	(25,899)
Investing activities:
Purchases of fixed assets	(97)	(192)
Maturities of short-term investments	31,750	34,750
Purchases of short-term investments	(17,169)	(52,418)
Net cash provided by (used in) investing activities	14,484	(17,860)
Financing activities:
Payment of debt issuance costs	0	(37)
Proceeds from exercise of common stock options and warrants, net	56	3
Proceeds from issuance of common stock—Registered direct offerings, net of issuance costs	14,523	0
Proceeds from issuance of common stock including ESPP, net of issuance costs	6,654	2,799
Net cash provided by financing activities	21,233	2,765
Net increase (decrease) in cash and cash equivalents	6,167	(40,994)
Cash and cash equivalents at beginning of period	8,708	49,702
Cash and cash equivalents at end of period	14,875	8,708
Supplemental disclosure of cash flow information:
Interest paid	2,529	1,823
Supplemental disclosure of non-cash investing and financing activities:
Issuance of commitment shares	0	862
Purchases of fixed assets included in accounts payable and accrued expenses	$ 0	$ 12